Significant Accounting Policies (Details)	Mar. 31, 2023
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights	20.00%
Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights	20.00%
Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights	50.00%
New Infini [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of voting rights	46.10%